Expected credit loss measurement - ECL in the period (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 524	$ 551	$ 1,037
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	6	(99)	593
Lifetime expected credit losses | Credit-impaired (stage 3 and purchased credit-impaired) positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	518
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	516	612	378
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 2	$ 39	$ 67